Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings (Loss) Per Share
Basic earnings (loss) attributable to holders of common shares	$ 1,391	$ (23,398)	$ 7,564
Effect of dilutive securities:
Diluted earnings (loss)	$ 1,391	$ (23,398)	$ 7,564
Weighted average number of common shares outstanding-basic	14,822,251	14,811,118	14,779,302
Effect of dilutive securities:
Options	10	0	129,010
Weighted average number of common shares outstanding-diluted	14,822,261	14,811,118	14,908,312
Earnings (loss) per share-basic	$ 0.09	$ (1.58)	$ 0.51
Earnings (loss) per share-diluted	$ 0.09	$ (1.58)	$ 0.51